Trading properties (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2021 and 2020 were as follows:

	Completed properties	Properties under development (i)	Undeveloped properties	Total
As of June 30, 2019	4,034	3,593	4,957	12,584
Additions	36	2,463	846	3,345
Capitalized finance costs	-	140	-	140
Currency translation adjustment	454	50	816	1,320
Transfers	1,859	(1,487)	(50)	322
Desconsolidation	-	(233)	-	(233)
Disposals	(3,343)	(3,282)	(80)	(6,705)
As of June 30, 2020	3,040	1,244	6,489	10,773
Additions	-	408	397	805
Currency translation adjustment	(194)	(125)	(375)	(694)
Transfers	194	(194)	-	-
Desconsolidation	(2,128)	(142)	(5,420)	(7,690)
Disposals	(790)	(390)	(256)	(1,436)
As of June 30, 2021	122	801	835	1,758

	06.30.21	06.30.20
Non-current	1,644	7,294
Current	114	3,479
Total	1,758	10,773